S-K 1602, SPAC Registered Offerings	Jan. 20, 2026 Months
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Possible Extensions	24
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of December 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.70	$7.13	$2.87	$6.17	$3.83	$4.25	$5.75	$(1.50)	$11.50
Assuming No Exercise of Over-Allotment Option
$7.72	$7.15	$2.85	$6.20	$3.80	$4.30	$5.70	$(1.40)	$11.40

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
QDRO Sponsor LLC	5,750,000 Class B Ordinary Shares (of which 750,000 are subject to forfeiture to the extent the underwriters do not exercise their overallotment option)	$25,000 or approximately $0.004 per share
	4,000,000 private placement warrants to be purchased simultaneously with the closing of this offering	$4,000,000
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.
	$20,000 per month	Office space, utilities and secretarial and administrative support.
	Up to $2,000,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Lead independent director	100,000 founder shares	Compensation for services as lead independent director of the Company
Each other independent director	25,000 founder shares $25,000 cash retainer payable within 30 days following consummation of the initial public offering.	Compensation for services as a director of the Company
Chief executive officer	10,000 founder shares $5,000 per month	Compensation for services as an officer of the Company
Chief financial officer	5,000 founder shares $5,000 per month in cash compensation	Compensation for services as an officer of the Company
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
QDRO Sponsor LLC, our officers, directors or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions.

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)
Increase attributable to public shareholders	7.80	7.78	7.23	7.21	6.28	6.25	4.38	4.33	(1.32)	(1.42)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.72	7.70	7.15	7.13	6.20	6.17	4.30	4.25	(1.40)	(1.50)
Dilution to public shareholders	2.28	2.30	2.85	2.87	3.80	3.83	5.70	5.75	11.40	11.50
Percentage of dilution to public shareholders	22.80%	23.00%	28.50%	28.70%	38.00%	38.30%	57.00%	57.50%	114.00%	115.00%

Numerator:
Net tangible book deficit before this offering	$(464.614)	(464.614)	(464.614)	(464.614)	(464.614)	(464.614)	(464.614)	(464.614)	(464.614)	(464.614)
Net proceeds from this offering and the sale of the private placement warrants(1)	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	398,488	398,488	398,488	398,488	398,488	398,488	398,488	398,488	398,488	398,488
Less: Deferred underwriting commissions(2)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)
Less: Overallotment liability	(188,800)	—	(188,800)	—	(188,800)	—	(188,800)	—	(188,800)	—
Less: Amounts paid for redemptions(3)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	$192,995,074	221,383,874	142,995,074	163,883,874	92,995,074	106,383,874	42,995,074	48,883,874	(7,004,926)	(8,616,126)
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	25,000,000	28,750,000	20,000,000	23,000,000	15,000,000	17,250,000	10,000,000	11,500,000	5,000,000	5,750,000

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $4,000,000 in the aggregate, payable to Cantor Fitzgerald & Co (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on units other than those sold pursuant to the underwriters’ option to purchase additional units and $0.65 per unit on units sold pursuant to the underwriters’ option to purchase additional units, or $8,000,000 in the aggregate or up to $9,800,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to Cantor Fitzgerald & Co, for deferred underwriting commissions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
QDRO Sponsor LLC	5,750,000 Class B Ordinary Shares (of which 750,000 are subject to forfeiture to the extent the underwriters do not exercise their overallotment option)	$25,000 or approximately $0.004 per share
	4,000,000 private placement warrants to be purchased simultaneously with the closing of this offering	$4,000,000
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.
	$20,000 per month	Office space, utilities and secretarial and administrative support.
	Up to $2,000,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Lead independent director	100,000 founder shares	Compensation for services as lead independent director of the Company
Each other independent director	25,000 founder shares $25,000 cash retainer payable within 30 days following consummation of the initial public offering	Compensation for services as a director of the Company
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Chief executive officer	10,000 founder shares $5,000 per month	Compensation for services as an officer of the Company
Chief financial officer	5,000 founder shares $5,000 per month	Compensation for services as an officer of the Company
QDRO Sponsor LLC, our officers, directors or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions. Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.